Investment Objectives and Goals	May 01, 2026
TAPPALPHA S&P 500 GROWTH & DAILY INCOME ETF
Prospectus [Line Items]
Risk/Return [Heading]	TAPPALPHA S&P 500 GROWTH & DAILY INCOME ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The TappAlpha S&P 500 Growth & Daily Income ETF (the “Fund”) seeks current income while maintaining prospects for capital appreciation. The Fund’s secondary investment objective is to seek exposure to the performance of the S&P 500® Index.

TappAlpha Innovation 100 Growth & Daily Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	TAPPALPHA INNOVATION 100 GROWTH & DAILY INCOME ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The TappAlpha Innovation 100 Growth & Daily Income ETF (the “Fund”) seeks current income while maintaining prospects for capital appreciation. The Fund’s secondary investment objective is to seek exposure to the performance of the NASDAQ-100® Index, through investment in one or more exchange-traded funds that track the NASDAQ-100® Index and/or through direct investment in some or all of the equity securities that comprise the NASDAQ-100® Index.